Schedule of Investments
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.53%
Australia–6.24%
Dexus	127,788	$599,606
Goodman Group	145,809	2,837,758
NEXTDC Ltd.(a)	80,378	716,139
Scentre Group	659,389	1,762,875
Stockland	352,565	1,390,203
		7,306,581
Belgium–1.43%
Aedifica S.A.	7,784	600,103
Warehouses De Pauw C.V.A.	30,683	796,388
Xior Student Housing N.V.(b)	7,981	270,824
		1,667,315
Canada–1.65%
Canadian Apartment Properties REIT	19,731	536,956
Chartwell Retirement Residences	63,222	912,963
Dream Industrial REIT	54,179	483,073
		1,932,992
France–2.05%
Klepierre S.A.	20,787	809,199
Unibail-Rodamco-Westfield	14,907	1,583,422
		2,392,621
Germany–2.48%
Sirius Real Estate Ltd.	592,773	769,646
TAG Immobilien AG	36,597	624,084
Vonovia SE	49,996	1,513,536
		2,907,266
Hong Kong–3.03%
Hongkong Land Holdings Ltd.	121,100	769,681
Link REIT	239,600	1,138,024
Sun Hung Kai Properties Ltd.	129,100	1,639,614
		3,547,319
Japan–9.79%
Daiwa House REIT Investment Corp.	686	622,024
GLP J-Reit	834	790,239
Invincible Investment Corp.	1,132	484,383
Japan Metropolitan Fund Investment Corp.	948	747,254
KDX Realty Investment Corp.	499	569,015
Mitsubishi Estate Co. Ltd.	22,900	540,282
Mitsui Fudosan Accommodations Fund, Inc.	321	273,169
Mitsui Fudosan Co. Ltd.	278,900	3,275,828
Nippon Building Fund, Inc.	1,203	1,150,101
Nippon Prologis REIT, Inc.	1,005	605,629
ORIX JREIT, Inc.	940	645,314
Sumitomo Realty & Development Co. Ltd.	36,200	1,749,339
		11,452,577
Netherlands–0.31%
CTP N.V.(b)	17,247	367,399
Shares		Value
Singapore–2.71%
CapitaLand Integrated Commercial Trust	697,656	$1,267,189
Keppel DC REIT	281,552	502,412
Mapletree Logistics Trust	520,100	530,136
Mapletree Pan Asia Commercial Trust	432,600	488,000
Parkway Life REIT	122,800	383,943
		3,171,680
Spain–0.55%
Merlin Properties SOCIMI S.A.	43,157	637,480
Sweden–1.54%
Catena AB	7,511	352,571
Fastighets AB Balder, Class B(a)	122,548	881,043
Wihlborgs Fastigheter AB	58,279	567,948
		1,801,562
Switzerland–1.25%
PSP Swiss Property AG	5,438	962,279
Swiss Prime Site AG	3,354	494,589
		1,456,868
United Kingdom–3.24%
Big Yellow Group PLC	29,058	445,989
British Land Co. PLC (The)	125,552	675,451
Great Portland Estates PLC	104,678	442,572
LondonMetric Property PLC	355,686	885,729
Segro PLC	121,710	1,149,898
Unite Group PLC (The)	28,074	196,097
		3,795,736
United States–63.26%
American Healthcare REIT, Inc.	35,845	1,820,209
American Homes 4 Rent, Class A	42,992	1,380,903
AvalonBay Communities, Inc.	13,713	2,494,943
Brixmor Property Group, Inc.	88,890	2,323,585
Broadstone Net Lease, Inc.	75,750	1,330,928
CareTrust REIT, Inc.	31,267	1,173,451
Cousins Properties, Inc.	48,821	1,258,605
Crown Castle, Inc.	7,168	654,295
CubeSmart	57,318	2,133,949
Digital Realty Trust, Inc.	24,270	3,886,112
EastGroup Properties, Inc.	13,524	2,450,278
Equinix, Inc.	4,247	3,199,308
Equity Residential	31,270	1,930,922
Essential Properties Realty Trust, Inc.	50,047	1,584,488
Extra Space Storage, Inc.	21,564	2,871,678
First Industrial Realty Trust, Inc.	53,240	3,047,458
Gaming and Leisure Properties, Inc.	39,729	1,729,403
Healthcare Realty Trust, Inc.	104,151	1,898,673
Host Hotels & Resorts, Inc.	58,784	1,036,362
Invitation Homes, Inc.	49,336	1,391,275
Iron Mountain, Inc.	41,958	3,623,073
Lamar Advertising Co., Class A	9,824	1,300,599
Omega Healthcare Investors, Inc.	57,008	2,617,807
Prologis, Inc.	50,275	6,461,846
Ryman Hospitality Properties, Inc.	13,607	1,298,516
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
Simon Property Group, Inc.	18,192	$3,389,533
Tanger, Inc.	35,607	1,195,683
UDR, Inc.	43,759	1,593,703
Ventas, Inc.	11,730	945,790
Vornado Realty Trust	35,413	1,303,907
W.P. Carey, Inc.	40,973	2,760,351
Welltower, Inc.	38,098	7,932,766
		74,020,399
Total Common Stocks & Other Equity Interests (Cost $104,166,154)		116,457,795
Shares		Value
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d)	138,979	$138,979
Invesco Treasury Portfolio, Institutional Class, 3.85%(c)(d)	258,105	258,105
Total Money Market Funds (Cost $397,084)		397,084
TOTAL INVESTMENTS IN SECURITIES—99.87% (Cost $104,563,238)		116,854,879
OTHER ASSETS LESS LIABILITIES–0.13%		154,752
NET ASSETS–100.00%		$117,009,631
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $638,223, which represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$546,337	$7,934,870	$(8,342,228)	$-	$-	$138,979	$12,045
Invesco Treasury Portfolio, Institutional Class	1,014,626	14,736,188	(15,492,709)	-	-	258,105	22,164
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	13,979,128	(13,979,128)	-	-	-	13,970*
Invesco Private Prime Fund	357,698	34,775,086	(35,133,211)	-	427	-	37,640*
Total	$1,918,661	$71,425,272	$(72,947,276)	$-	$427	$397,084	$85,819

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$7,306,581	$—	$7,306,581
Belgium	—	1,667,315	—	1,667,315
Canada	1,932,992	—	—	1,932,992
France	—	2,392,621	—	2,392,621
Germany	—	2,907,266	—	2,907,266
Hong Kong	—	3,547,319	—	3,547,319
Japan	—	11,452,577	—	11,452,577
Netherlands	—	367,399	—	367,399
Singapore	—	3,171,680	—	3,171,680
Spain	—	637,480	—	637,480
Sweden	—	1,801,562	—	1,801,562
Switzerland	—	1,456,868	—	1,456,868
United Kingdom	—	3,795,736	—	3,795,736
United States	74,020,399	—	—	74,020,399
Money Market Funds	397,084	—	—	397,084
Total Investments	$76,350,475	$40,504,404	$—	$116,854,879
Invesco Global Real Estate Fund